Offsets	Jun. 05, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Sempra
Form or Filing Type	S-3
File Number	333-272237
Initial Filing Date	May 26, 2023
Fee Offset Claimed	$ 34,174.01
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, without par value
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 223,213,701.75
Termination / Withdrawal Statement	Sempra previously registered (i) shares of common stock, without par value, having an aggregate gross sales price of up to $3,000,000,000, pursuant to a prospectus supplement dated November 6, 2024 (the "Prior Prospectus Supplement") and the accompanying prospectus dated May 26, 2023 that formed a part of a registration statement on Form S-3ASR (Registration No. 333-272237). The offering under the Prior Prospectus Supplement has terminated. The registration fee for the shares of common stock registered pursuant to the Prior Prospectus Supplement totaled $459,300.00, of which $34,174.01 (calculated at the filing fee rate in effect at the time of the filing of the Prior Prospectus Supplement) was contemporaneously paid with the filing of the Prior Prospectus Supplement and relates to unsold shares of common stock having an aggregate gross sales price of up to $223,213,701.75 and therefore is available to offset registration fees payable pursuant to this prospectus supplement. Sempra hereby uses the available previously paid but unused registration fees associated with the Prior Prospectus Supplement in the amount of $34,174.01 to partially offset the total registration fee due under this prospectus supplement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Sempra
Form or Filing Type	S-3
File Number	333-272237
Filing Date	Nov. 06, 2024
Fee Paid with Fee Offset Source	$ 34,174.01
Offset Note	See Note 1.